Significant Accounting Policies - Critical accounting judgments and key sources of estimation uncertainty (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)	[1]
Classification of the Partnership interests:
Percentage of available cash required to be distributed	100.00%
Number of days after quarter end to distribute cash to partner	45 days
Impairment of vessels
Carrying amount of vessels	$ 2,286,430	$ 2,509,283	[1]	$ 2,563,122
Charter rate term used to determine rate, up to December 31, 2024	5 years
Annual escalation factor for operating expenses (as a percent)	1.00%
Discount rate used to estimate future cash flows		7.00%
Impairment loss	$ 138,848
Minimum
Impairment of vessels
Discount rate used to estimate future cash flows	7.00%
Maximum
Impairment of vessels
Discount rate used to estimate future cash flows	7.25%
Steam vessels
Impairment of vessels
Carrying amount of vessels	$ 507,060
Number of vessels with carrying amount higher than the charter free market values | item	5
Charter market rate used (per day)	$ 45
Discount rate used to estimate future cash flows	7.25%	7.00%
Impairment loss	$ 138,848
TFDE vessels
Impairment of vessels
Number of vessels with carrying amount higher than the charter free market values | item	3
Charter market rate used (per day)	$ 65
Impairment loss	$ 0

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).